Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Rate to Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
U.S. statutory rate		21.00%		21.00%
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
U.S. statutory rate	21.00%		21.00%
State taxes, net of federal	4.33%		4.35%
Change in valuation allowance	1.65%		(26.72%)
Return to provision - 2023 Tax Free Reorganization	(18.89%)		0.00%
Return to provision - Other	(0.46%)		0.00%
R&D Credit	(1.65%)		1.22%
Other permanent differences	(6.00%)		0.15%
Effective tax rate	(0.02%)		0.00%